Cover	Mar. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 14, 2025
Entity Registrant Name	Neurogene Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36327
Entity Tax Identification Number	98-0542593
Entity Address, Address Line One	535 W 24th Street
Entity Address, City or Town	New York
Entity Address, Address Line Two	5th Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	877
Local Phone Number	237-5020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000001 par value
Trading Symbol	NGNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001404644